Note 11 - Share Capital - Options (Details)	12 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Statement Line Items [Line Items]
Balance, options	13,525,784	8,747,681
Balance, weighted average exercise price, option (in CAD per share)	$ 0.99	$ 1.25
Options expired, options		(150,000)
Options expired, weighted average exercise price, option (in CAD per share)		$ 1.03
Options cancelled, options		(300,000)
Options cancelled, weighted average exercise price, option (in CAD per share)		$ 1.21
Options exercised, options	(1,375,000)	(721,897)
Options exercised, weighted average exercise price, option (in CAD per share)	$ 0.90	$ 2.10
Options granted, options	1,600,000	5,950,000
Options granted, weighted average exercise price, option (in CAD per share)	$ 3.40	$ 0.78
Balance, options	13,750,784	13,525,784
Balance, weighted average exercise price, option (in CAD per share)	$ 1.29	$ 0.99